Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Compensation
Share Based Compensation Expense by Type of Award

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	(Amounts in Thousands)
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Share options	40,533	21,837	18,081	2,837
Non-vested restricted shares	54,364	37,952	32,956	5,172
Total share-based compensation	94,897	59,789	51,037	8,009

Black Scholes Pricing Model Assumptions used to Estimate Fair Value of Options Granted

The Group uses the Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted:

2021
Average risk-free rate of return	0.8~1.5%
Weighted average expected option life	6.1~8.4	years
Estimated volatility	42.1~50.4%
Average dividend yield	Nil

Summary of Stock Option Activity

The following table summarizes option activity during the year ended December 31, 2021:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	options	Price	Term	Options
		RMB	Years	RMB
Outstanding as of January 1, 2021	224,528	505.33	5.5	17,848
Granted	268,006	420.41
Exercised	(37,606)	291.73
Forfeited or expired	(20,960)	431.31
Outstanding as of December 31, 2021	433,968	474.97	7.9	18,389
Exercisable as of December 31, 2021	154,661	319.84	5.4	3,663

Summary of Non Vested Restricted Share Activity

A summary of non-vested restricted share activity during the year ended December 31, 2021 is presented below:

		Weighted-
	Number of	average
	non-vested	grant-
	restricted	date fair
Non-vested restricted shares	shares	value
		RMB
Non-vested as of January 1, 2021	103,373	357.43
Granted	120,050	399.33
Vested	(57,064)	471.41
Forfeited	(15,525)	530.50
Non-vested as of December 31, 2021	150,834	324.12